Financial Instruments and Financial Risk Management (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 2,555,425	$ 563,481
Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Bank loan [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	123,637
Bank loan [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Bank loan [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Trade payables [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	474,334	150,305
Trade payables [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Trade payables [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Customer deposits [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	447,071	169,500
Customer deposits [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Customer deposits [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Convertible loan [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Convertible loan [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Convertible loan [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Shareholder loan [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	10,383	243,676
Shareholder loan [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Shareholder loan [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Promissory note [Member] | Within one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	1,500,000
Promissory note [Member] | Between one and five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities
Promissory note [Member] | More than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities